UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shorewater Advisors, LLC
Address:  7825 Wasington Avenue South Suite 625
	  Minneapolis, Minnesota 55439

13 File Number: 028-13066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles Marais
Title:  CEO
Phone:  952-828-9300
Signature, Place and Date of Signing:

/s/ Charles Marais             Minneapolis, Minnesota          May 4, 2009
------------------             ---------------------          ----------------
   [Signature]                      [City, State]                  [Date]


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    41967

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D CENTENNIAL COMMUNICA TIONS COR COMMON STOCK     15133V208     2037   246581 SH       SOLE                 246581        0        0
D CV THERAPEUTICS INC  COM STK   COMMON STOCK     126667104     4195   211000 SH       SOLE                 211000        0        0
D EMAGEON INC COM                COMMON STOCK     29076V109      778   427701 SH       SOLE                 427701        0        0
D EMBARQ CORP                    COMMON STOCK     29078E105     4928   130200 SH       SOLE                 130200        0        0
D GEVITY HR INC                  COMMON STOCK     374393106      506   128220 SH       SOLE                 128220        0        0
D MAGELLAN MIDSTREAM H OLDINGS L COMMON STOCK     55907R108     1253    71600 SH       SOLE                  71600        0        0
D NOVA CHEMICALS CORP COM USD    COMMON STOCK     66977W109     1922   333729 SH       SOLE                 333729        0        0
D PETRO-CANADA COMMON            COMMON STOCK     71644E102     1243    46782 SH       SOLE                  46782        0        0
D PETROLEO BRASILEIRO SA PETROBR ADRS STOCKS      71654V101     6666   272100 SH       SOLE                 272100        0        0
D ROHM & HAAS CO  COM STK        COMMON STOCK     775371107     5676    72000 SH       SOLE                  72000        0        0
D SCHERING PLOUGH CORP  COM STK  COMMON STOCK     806605101     3462   147000 SH       SOLE                 147000        0        0
D THINKORSWIM GROUP IN C COM STK COMMON STOCK     88409C105     3344   387029 SH       SOLE                 387029        0        0
D WESTERN GOLDFIELDS I NC CDA CO COMMON STOCK     95828P203     1653   879400 SH       SOLE                 879400        0        0
D WYETH SHS                      COMMON STOCK     983024100     4304    99999 SH       SOLE                  99999        0        0
S REPORT SUMMARY                 14 DATA RECORDS               41967        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED